Significant Accounting Policies Basis of Presentation (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 14, 2023	May 31, 2023	May 31, 2023	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Goodwill					$ 0	$ 0
Cash equivalents					0	0
Inventory write-downs expired					$ 2,269,580	$ 23,794
Held by marketable securities						300,000
Exchange of stock, shares					2,996,127
Issuance of stock, value					$ 358,543	$ 3,450,675
Allowance for doubtful collections					0	0
Research and development expense					271,719	100,591
Operating loss carry forwards					14,660,582	8,658,484
Operating loss carry forwards valuation allowance					$ 14,660,582	$ 8,658,484
SRM Entertainment [Member]
Property, Plant and Equipment [Line Items]
Held by marketable securities	4,609,166
Sale of stock, shares				350,000
Sale of stock, per share				$ 0.00
SRM Entertainment [Member] | Stock Exchange Agreement [Member]
Property, Plant and Equipment [Line Items]
Held by marketable securities	9,450,000	6,500,000			2,613,342
Exchange of stock, shares		2
Issuance of stock, value	$ 4,500,000
SRM Entertainment [Member] | Stock Exchange Agreement [Member] | IPO [Member]
Property, Plant and Equipment [Line Items]
Held by marketable securities	2,000,000	6,500,000	6,500,000
Sale of stock, shares	1,250,000
Sale of stock, per share	$ 5.00
SRM Entertainment [Member] | Stock Exchange Agreement [Member]
Property, Plant and Equipment [Line Items]
Marketable securities, percentage		79.30%	79.30%
SRM Entertainment Limited [Member]
Property, Plant and Equipment [Line Items]
Marketable securities, percentage	52.00%					48.00%
SRM Entertainment Limited [Member] | Stock Exchange Agreement [Member]
Property, Plant and Equipment [Line Items]
Marketable securities, percentage					20.00%
Subsidiary Issuer [Member] | Nonconsolidated Investees, Other [Member]
Property, Plant and Equipment [Line Items]
Marketable securities, percentage					50.00%
Subsidiary Issuer [Member] | Nonconsolidated Investees, Other [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Marketable securities, percentage					20.00%
Subsidiary Issuer [Member] | Nonconsolidated Investees, Other [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Marketable securities, percentage					50.00%